COST OF REVENUES - Disclosure of cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Cost Of Revenues [Abstract]
Cost of integrated POS devices sales	$ 25,098	$ 16,082	$ 43,546	$ 27,505
Cost of recurring revenue:
Cost of services	7,973	7,117	15,386	13,235
Cost of processing	32,072	26,218	60,793	49,888
Cost of recurring revenue	40,045	33,335	76,179	63,123
Total	$ 65,143	$ 49,417	$ 119,725	$ 90,628